UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2010

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TD Capital Management LLC
Address: 5100 Poplar Avenue
	 30th Floor
	 Memphis, TN 38137

Form 13F File Number: 28-13750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathryn Watts
Title: Compliance Coordinator
Phone: 901-681-0021

Signature, Place, and Date of Signing:

Kathryn Watts  Memphis, TN  11/10/2010



Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	 are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 172

 Form 13F Information Table Value Total: 122,182.9321
 					(thousands)

List of Other Included Managers: 0

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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